Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term Investments [Abstract]
Equity method investments	¥ 6,920	$ 1,004	¥ 3,224
Equity investments without readily determinable fair values	2,919	423	2,919
Total	¥ 9,839	$ 1,427	¥ 6,143